UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21274
                                                     ---------

               Columbia Management Multi-Strategy Hedge Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                  c/o Bank of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 617-772-3672
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2008
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   The Report to Shareholders is attached herewith.



------------------------------------------------------------ Columbia Management
                                                  Multi-Strategy Hedge Fund, LLC







FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)

               Columbia Management Multi-Strategy Hedge Fund, LLC

                        Financial Statements (unaudited)

                       Six Months Ended September 30, 2008




                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital ......................   1
Schedule of Investments ....................................................   2
Statement of Operations ....................................................   5
Statements of Changes in Members' Capital ..................................   6
Statement of Cash Flows ....................................................   7
Financial Highlights .......................................................   8
Notes to Financial Statements ..............................................   9
Investment Contract Renewal Disclosure .....................................  21

               Columbia Management Multi-Strategy Hedge Fund, LLC

        Statement of Assets, Liabilities and Members' Capital (unaudited)

                               September 30, 2008



ASSETS
Investments in Portfolio Funds, at fair value (cost $444,956,607)               $443,447,035
Cash                                                                              44,182,614
Restricted cash                                                                      704,094
Redemptions receivable from investments in Portfolio Funds                         8,152,682
Investments in Portfolio Funds paid in advance                                     5,000,000
Interest receivable                                                                   60,031
Prepaid insurance                                                                      8,996
Other assets                                                                           4,500
                                                                                ------------
   TOTAL ASSETS                                                                  501,559,952
                                                                                ------------
LIABILITIES AND MEMBERS' CAPITAL

Capital contributions received in advance                                         20,500,000
Capital withdrawals payable                                                          704,094
Management fee payable                                                               400,072
Professional fees payable                                                            157,057
Administration fee payable                                                            65,770
Subadviser out-of-pocket expenses payable                                              4,077
Other liabilities                                                                     42,847
                                                                                ------------
   TOTAL LIABILITIES                                                              21,873,917
                                                                                ------------
      NET ASSETS                                                                $479,686,035
                                                                                ============
MEMBERS' CAPITAL
   Net Capital (1)                                                              $481,195,607
   Net accumulated unrealized depreciation on investments in Portfolio Funds      (1,509,572)
                                                                                ------------
      MEMBERS' CAPITAL                                                          $479,686,035
                                                                                ============

(1) Net capital includes net capital contributions, cumulative net investment income/(loss) and net realized gain/(loss) on investments in Portfolio Funds and Options.

    The accompanying notes are an integral part of these financial statements

               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Schedule of Investments (unaudited)

                               September 30, 2008

                                                                                                                   % OF
                                                                                                                  MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                                            COST (a)               FAIR VALUE       CAPITAL
------------------------------                                          ------------            ------------     ---------
DISTRESSED
Anchorage Capital Partners, L.P.                                        $ 12,615,000            $ 12,467,034        2.60
Anchorage Short Credit Fund, L.P.                                          8,374,407              10,101,099        2.11
Blackstone Real Estate Special Situations Fund, L.P.                         613,469                 614,267        0.13
Blue Mountain Credit Alternatives Fund, L.P.                              10,195,000              10,529,619        2.20
D.B. Zwirn Special Opportunities Fund, L.P.                                4,300,000               4,024,983        0.84
Greywolf Capital Partners II, L.P.                                         7,900,000               6,609,414        1.38
GSO Liquidity Partners, L.P.                                               3,153,171               2,795,869        0.58
Harbinger Capital Partners Special Situations Fund, L.P.                  10,745,000               9,933,342        2.07
King Street Capital, L.P.                                                 11,373,161              14,380,021        3.00
Marathon Distressed Subprime Fund, L.P.                                    8,450,000               7,684,979        1.60
Redwood Domestic Fund, L.P.                                               10,675,000              11,374,322        2.37
Silver Point Capital Fund, L.P.                                           11,200,000              13,242,434        2.76
                                                                        ------------            ------------      ------
TOTAL DISTRESSED                                                          99,594,208             103,757,383       21.64
                                                                        ------------            ------------      ------
EVENT DRIVEN
Elliott Associates, L.P.                                                   2,600,000               6,060,215        1.26
Magnetar Capital, L.P.                                                    13,625,000              12,161,777        2.54
Perry Partners, L.P.                                                      12,867,387              14,102,289        2.94
Seneca Capital, L.P.                                                      13,384,682              12,970,718        2.70
                                                                        ------------            ------------      ------
TOTAL EVENT DRIVEN                                                        42,477,069              45,294,999        9.44
                                                                        ------------            ------------      ------
LONG AND/OR SHORT EQUITY
Adelphi Europe Partners, L.P.                                              5,682,366               5,574,932        1.16
Alson Signature Fund, L.P.                                                10,219,243               9,821,338        2.05
Black Bear Fund I, L.P.                                                   11,060,000              10,602,175        2.21
Blue Harbour Strategic Value Partners, L.P.                                4,000,000               3,493,770        0.73
Broad Peak Fund, L.P.                                                      2,000,000               1,928,247        0.40
Cavalry Technology, L.P.                                                  13,965,647              13,216,192        2.76
Citadel Wellington LLC                                                    15,700,000              12,388,854        2.58
Conatus Capital Partners, L.P.                                             2,100,000               1,912,322        0.40
Egerton Capital Partners, L.P.                                             5,100,000               4,391,934        0.92
Elm Ridge Capital Partners, L.P.                                          13,470,000              15,383,711        3.21


    The accompanying notes are an integral part of these financial statements

               Columbia Management Multi-Strategy Hedge Fund, LLC

                               September 30, 2008

                                                                                                                   % OF
                                                                                                                  MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                                            COST (a)               FAIR VALUE       CAPITAL
------------------------------                                          ------------            ------------     ---------
LONG AND/OR SHORT EQUITY (CONTINUED)
Empire Capital Partners Enhanced Fund, L.P.                             $ 13,087,024            $ 10,869,082        2.27
Galante Partners, L.P.                                                    15,750,000              17,851,453        3.72
Greenlight Capital Qualified, L.P.                                           700,000               1,523,268        0.32
Impala Alternative Energy Fund, L.P.                                       1,550,000               1,195,401        0.25
Impala Fund, L.P.                                                          8,950,000               7,935,620        1.65
Impala Transportation Fund, L.P.                                           2,475,000               2,347,450        0.49
Indus Japan Fund, L.P.                                                     2,400,000               3,472,151        0.72
Kingsford Capital Partners, L.P.                                           5,791,628               6,852,980        1.43
Montrica Global Opportunities Fund, L.P.                                   5,900,000               4,697,175        0.98
Passport II, L.P.                                                         10,100,000               8,736,214        1.82
Scout Capital Partners II, L.P.                                           12,396,209              14,471,267        3.02
Seasons Aggressive Fund, L.P.                                              7,625,000               6,626,768        1.38
Seasons Institutional Core Fund, L.P.                                      9,031,406               8,504,320        1.77
Spring Point Contra Partners, L.P.                                         5,550,000               6,666,160        1.39
Thruway Partners, L.P.                                                    13,786,995              14,267,490        2.97
Tosca                                                                     10,975,000               5,332,554        1.11
Tosca Asia                                                                 4,100,000               3,031,604        0.63
Tremblant Concentrated Fund, L.P.                                          5,150,000               3,313,526        0.69
Tremblant Partners, L.P.                                                   7,683,615               7,578,588        1.58
Trian Partners, L.P.                                                      11,000,000              10,731,653        2.24
Viking Global Equities Fund, L.P.                                          3,600,000               3,719,924        0.78
                                                                        ------------            ------------      ------
TOTAL LONG AND/OR SHORT EQUITY                                           240,899,133             228,438,123       47.63
                                                                        ------------            ------------      ------
MULTI-ARBITRAGE
Canyon Value Realization Fund, L.P.                                       12,551,734              13,079,881        2.73
HBK Fund, L.P. (b)                                                         7,401,231               7,622,814       (1.59)
OZ Domestic Partners, L.P.                                                12,215,226              13,884,715        2.89
Parkcentral Global, L.P.                                                   3,421,801               3,770,306        0.78
Sandelman Partners Multi-Strategy Fund, L.P.                               4,298,388               3,230,677        0.67
Stark Investments, L.P.                                                   13,022,119              13,324,627        2.78
SuttonBrook Capital Partners, L.P.                                         9,075,698              11,043,510        2.30
                                                                        ------------            ------------      ------
TOTAL MULTI-ARBITRAGE                                                     61,986,197              65,956,530       13.74
                                                                        ------------            ------------      ------


    The accompanying notes are an integral part of these financial statements

               Columbia Management Multi-Strategy Hedge Fund, LLC

                               September 30, 2008

                                                                                                                   % OF
                                                                                                                  MEMBERS'
                                                                          COST (a)               FAIR VALUE       CAPITAL
                                                                        ------------            ------------     ---------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS                                   $ 444,956,607            $443,447,035        92.45%

Other assets, less liabilities                                                                    36,239,000         7.55%
                                                                                                ------------       ------
MEMBERS' CAPITAL                                                                                $479,686,035       100.00%
                                                                                                ============       ======

The investments in Portfolio Funds shown above, representing 92.45% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

The Fund's investments on September 30, 2008 are summarized below based on the investment strategy of each specific Portfolio Fund.

               INVESTMENT STRATEGY                            % OF TOTAL
                                                            INVESTMENTS IN
                                                            PORTFOLIO FUNDS
                                                           ----------------
               Long and/or Short Equity                         51.52%
               Distressed                                       23.40
               Multi-Arbitrage                                  14.87
               Event Driven                                     10.21
                                                              -------
               TOTAL                                           100.00%
                                                              =======


(a) The aggregate cost of investments in Portfolio Funds for tax purposes was approximately $484,470,579. Net unrealized depreciation on investments for tax purposes was $41,023,545, consisting of $10,486,765 of gross unrealized appreciation, and $51,510,310 of gross unrealized depreciation.

(b) Portfolio Fund that has imposed limits on the redemptions on or after the date of this report.


    The accompanying notes are an integral part of these financial statements

               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Statement of Operations (unaudited)

                   For the Six Months Ended September 30, 2008


INVESTMENT INCOME
   Interest income                                                              $     393,407
   Other income                                                                        15,303
                                                                                -------------
      TOTAL INVESTMENT INCOME                                                         408,710
                                                                                -------------
EXPENSES
  Management fees                                                                   2,267,609
  Administration fees                                                                 174,135
  Professional fees                                                                   125,700
  Insurance fees                                                                       57,752
  Directors fees                                                                       15,000
  Custodian fees                                                                       15,698
  Subadviser out-of-pocket expenses                                                    12,500
  Registration fees                                                                     6,119
  Other expenses                                                                      107,144
                                                                                -------------
     TOTAL EXPENSES                                                                 2,781,657
                                                                                -------------
NET INVESTMENT LOSS                                                                (2,372,947)
                                                                                -------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS IN PORTFOLIO FUNDS
  AND OPTIONS
  Net realized loss on redemptions from investments in Portfolio
     Funds and Options                                                             (1,329,208)
  Net change in unrealized depreciation on investments in
     Portfolio Funds and Options                                                  (44,614,263)
                                                                                -------------
     NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS IN
        PORTFOLIO FUNDS AND OPTIONS                                               (45,943,471)
                                                                                -------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                        $ (48,316,418)
                                                                                =============


    The accompanying notes are an integral part of these financial statements

               Columbia Management Multi-Strategy Hedge Fund, LLC

              Statements of Changes in Members' Capital (unaudited)

                                                     SPECIAL
                                                     MEMBERS            MEMBERS               TOTAL
                                                   ----------------------------------------------------
MEMBERS' CAPITAL, MARCH 31, 2007                   $      --         $ 177,475,683        $ 177,475,683

Capital contributions                                     --           128,587,397          128,587,397

Capital withdrawals                                 (885,542)          (18,523,999)         (19,409,541)

Net increase in Members' Capital derived
  from operations                                         --             2,797,310            2,797,310

Reallocation of incentive allocation                 885,542              (885,542)                  --
                                                   ----------------------------------------------------
MEMBERS' CAPITAL, MARCH 31, 2008                          --           289,450,849          289,450,849
                                                   ----------------------------------------------------
Capital contributions                                     --           246,127,541          246,127,541

Capital withdrawals                                       --            (7,575,937)          (7,575,937)

Net decrease in Members' Capital derived
  from operations                                         --           (48,316,418)         (48,316,418)

Reallocation of incentive allocation                      --                    --                   --
                                                   ----------------------------------------------------

MEMBERS' CAPITAL, SEPTEMBER 30, 2008               $      --         $ 479,686,035        $ 479,686,035
                                                   ====================================================


Capital reallocable to the Special
Members had the Members' measurement period for incentive allocation closed on:

     March 31, 2008            $  -  Measurement period:  January 1, 2008 through March 31, 2008

     September 30, 2008        $  -  Measurement period:  January 1, 2008 through September 30, 2008

    The accompanying notes are an integral part of these financial statements

               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Statement of Cash Flows (unaudited)

                   For the Six Months Ended September 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' Capital derived from operations                                  $(48,316,418)
Adjustments to reconcile net decrease in Members' Capital resulting from operations to net cash used in operating activities
     Net realized loss on investments in Portfolio Funds and Options                         1,329,208
     Net change in unrealized depreciation on investments in Portfolio Funds and Options    44,614,263
     Purchases of Portfolio Funds and Options                                             (226,257,167)
     Proceeds from redemptions from Portfolio Funds and sales of Options                    11,445,273
(Increase)/Decrease in operating assets
     Redemptions receivable from investments in Portfolio Funds                             (5,430,920)
     Investments in Portfolio Funds paid in advance                                         27,700,000
     Interest receivable                                                                       (25,207)
     Prepaid insurance                                                                          53,979
Increase/(Decrease) in operating liabilities
     Management fee payable                                                                    158,661
     Professional fees payable                                                                  29,299
     Administration fee payable                                                                 22,194
     Subadviser out-of-pocket expenses payable                                                   3,564
     Other liabilities                                                                          13,244
                                                                                          ------------
   NET CASH USED IN OPERATING ACTIVITIES                                                  (194,660,027)
                                                                                          ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                      246,127,541
Capital withdrawals                                                                         (7,575,937)
Decrease in Capital contributions received in advance                                      (12,525,000)
Decrease in Capital withdrawals payable                                                       (120,923)
Decrease in restricted cash                                                                    120,923
                                                                                          ------------
   NET CASH PROVIDED BY FINANCING ACTIVITIES                                               226,026,604
                                                                                          ------------
NET INCREASE IN CASH                                                                        31,366,577

Cash at beginning of period                                                                 12,816,037
                                                                                          ------------
CASH AT END OF PERIOD                                                                     $ 44,182,614
                                                                                          ============

    The accompanying notes are an integral part of these financial statements

               Columbia Management Multi-Strategy Hedge Fund, LLC

                              Financial Highlights


The below ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly members' capital. Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. An individual member's return may vary from these returns based on the timing of capital contributions and withdrawals.

                                           (UNAUDITED)                                AUDITED
                                        SIX MONTHS ENDED                       YEARS ENDED MARCH 31,
                                       -----------------  -------------------------------------------------------------------
                                          SEPTEMBER 30,
Ratios to average Members' capital:           2008          2008           2007          2006           2005          2004
                                           ---------      ---------     ---------     ---------      ---------      ---------
Net investment loss-prior to incentive
allocation, net of waivers (b)                 (1.11%)(a)     (1.09%)       (1.21%)       (1.19%)        (1.53%)        (1.73%)
Incentive allocation                           (0.00%)(d)     (0.37%)(e)    (0.47%)(f)    (0.55%)(g)     (0.27%)(h)     (1.07%)(i)
                                           ---------      ---------     ---------     ---------      ---------      ---------
Net investment loss-net of incentive
allocation, net of waivers (b)                 (1.11%)(a)     (1.46%)       (1.68%)       (1.74%)        (1.80%)        (2.80%)
                                           ---------      ---------     ---------     ---------      ---------      ---------
Expenses (b) (c) (j)                            1.30% (a)      1.36%         1.42%         1.29%          1.55%          1.75%
Incentive allocation                            0.00% (d)      0.37% (e)     0.47% (f)     0.55% (g)      0.27% (h)      1.07% (i)
                                           ---------      ---------     ---------     ---------      ---------      ---------
Total expenses and incentive allocation         1.30% (a)      1.73%         1.89%         1.84%          1.82%          2.82%
                                           =========      =========     =========     =========      =========      =========
Total return-prior to incentive allocation     (8.80%)         2.43%        10.22%         9.94%          4.45%         12.43%
Incentive allocation                            0.00% (d)     (0.22%)(e)    (0.49%)(f)    (0.60%)(g)     (0.23%)(h)     (1.16%)(i)
                                           ---------      ---------     ---------     ---------      ---------      ---------
Total return-net of incentive allocation       (8.80%)         2.21%         9.73%         9.34%          4.22%         11.27%

Portfolio turnover rate                         2.87%         14.01%        17.15%        12.86%          7.56%          2.71%
                                           =========      =========     =========     =========      =========      =========
Members' Capital, end of period ($000)     $ 479,686      $ 289,451     $ 177,476     $ 181,042      $ 179,256      $ 126,021

(a)  Annualized.
(b) Pursuant to an expense deferral agreement, the Adviser requested reimbursement of deferred expenses during the years ended March 31, 2004 and 2005, and agreed to forego reimbursement of a portion of the deferred expenses in each of those years. Reimbursement to the Adviser of deferred expenses is included in the expense ratios for the periods in which such reimbursement was requested.
(c) Expenses of the underlying Portfolio Funds are not included in the expense ratios.
(d) Calculated based on the amount reallocable to the Special Members for the period April 1, 2008 to September 30, 2008 had the measurement period for incentive allocation closed on the date indicated. (e) Calculated based on the amount reallocable to the Special Members at December 31, 2007 for the period April 1, 2007 through December 31, 2007 in addition to the amount that would have been allocable to the Special Members for the period January 1, 2008 to March 31, 2008 had the measurement period for the incentive allocation closed on the date indicated.
(f) Calculated based on the amount reallocable to the Special Members at December 31, 2006 for the period April 1, 2006 through December 31, 2006 in addition to the amount that would have been allocable to the Special Members for the period January 1, 2007 to March 31, 2007 had the measurement period for the incentive allocation closed on the date indicated.
(g) Calculated based on the amount reallocable to the Special Members at December 31, 2005 for the period April 1, 2005 through December 31, 2005 in addition to the amount that would have been allocable to the Special Members for the period January 1, 2006 to March 31, 2006 had the measurement period for the incentive allocation closed on the date indicated.
(h) Calculated based on the amount reallocable to the Special Members at December 31, 2004 for the period April 1, 2004 through December 31, 2004 in addition to the amount that would have been allocable to the Special Members for the period January 1, 2005 to March 31, 2005 had the measurement period for the incentive allocation closed on the date indicated.
(i) Calculated based on the amount reallocable to the Special Members at December 31, 2003 for the period April 1, 2003 through December 31, 2003 in addition to the amount that would have been allocable to the Special Members for the period January 1, 2004 to March 31, 2004 had the measurement period for the incentive allocation closed on the date indicated.
(j) The Portfolio Funds expense ratios excluding incentive fees range from 1.56% to 15.46% (unaudited). The Portfolio Funds incentive fees are generally 20% of net profits earned.

   The accompanying notes are an integral part of these financial statements

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (unaudited)

                               September 30, 2008


1.   ORGANIZATION

Columbia Management Multi-Strategy Hedge Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end management investment company and is operating as a diversified investment company. The Fund has many of the features of a private investment fund. The Fund's interests ("Interests") are offered only in private placements to persons (i) who are both "accredited investors" under the Securities Act of 1933 and "qualified clients" under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and (ii) who meet other investor eligibility criteria established by the Fund. The primary investment objectives of the Fund are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Fund employs a multi-strategy, multi-manager investment strategy premised on the risk control benefits of diversification and the value of a hedged investment approach. The Fund seeks diversification by investing in partnerships and other investment vehicles (the "Portfolio Funds") that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. These Portfolio Funds are managed by selected investment managers ("Investment Managers") who specialize in the chosen strategies. As of September 30, 2008, the Fund invested in 54 Portfolio Funds.

Banc of America Investment Advisors, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is registered as an investment adviser under the Advisers Act. The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation ("BAC"). The Adviser has retained Grosvenor Capital Management, L.P. ("Grosvenor" or the "Subadviser") as subadviser to the Fund. The Adviser and the Subadviser have been designated as special members (the "Special Members") of the Fund.

The Subadviser is responsible for implementing the Fund's investment strategy and managing the Fund's investment portfolio on a day-to-day basis, in accordance with the investment objective, philosophy and strategy described in the Fund's confidential offering memorandum and subject to oversight by the Adviser and the Board of Directors (the "Board") of the Fund.

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B.  PORTFOLIO VALUATION

The Fund's investments are valued by the Adviser as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Board. The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the Portfolio managers or administrators of the Portfolio Funds. Such value of the Fund's interest in a Portfolio Fund generally represents the Fund's proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds. The Fund, the Adviser and the Subadviser rely upon audited and unaudited reports and estimates prepared by or for the Portfolio Fund and any other information that they may receive from the Portfolio Fund, which may be subject to adjustment by the Portfolio Fund or its Portfolio manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in the Portfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. The Fund, the Adviser and the Subadviser will not be able to confirm independently the accuracy of the valuations provided by the Portfolio Funds or their Portfolio managers or administrators.

Portfolio Funds, or their Portfolio managers or administrator, generally use an independent pricing source to value the funds' securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by the Portfolio Fund or its Portfolio manager or administrator. In such instances, consideration may also be given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon the sale of the securities and other factors deemed relevant by the Portfolio Funds or its Portfolio manager or administrator.

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  PORTFOLIO VALUATION (CONTINUED)

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities (the "side pockets") may be subject to restrictions on liquidation that are stricter than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Fund liquidates its interest from such a Portfolio Fund, it may be required to maintain the side pocket investments for an extended period of time and retain its interests in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Fund may receive an 'in kind' distribution and fully remove its interests from the Portfolio Fund. The value of the side pockets may fluctuate significantly. As of September 30, 2008, the Fund's investments in side pockets are immaterial in relation to the Fund's net assets.

In general, most of the Portfolio Funds in which the Fund invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the Fund may not withdraw capital for a specified period after the date of its contribution, which may be up to three years. The governing documents of Portfolio Funds generally provide that the Portfolio Fund may suspend, limit or delay the right of its investors, such as the Fund, to withdraw capital.

C.  INVESTMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  INVESTMENTS (CONTINUED)

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     o Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Fund investments are measured at September 30, 2008:

                                  LEVEL 1         LEVEL 2          LEVEL 3             TOTAL
                                 ----------     ----------     -------------       -------------
Investments in Portfolio Funds   $       --     $       --     $ 443,447,035       $ 443,447,035
                                 ----------     ----------     -------------       -------------
TOTAL                            $       --     $       --     $ 443,447,035       $ 443,447,035
                                 ==========     ==========     =============       =============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:


           BEGINNING BALANCE AS OF 3/31/08                   $   274,443,252
           Realized gain/(loss)                                   (1,230,294)
           Change in unrealized
           appreciation/(depreciation)                           (44,614,263)
           Net purchases/sales                                   214,848,340
           Net transfers in and/or out of Level 3                         --
                                                             ---------------
           ENDING BALANCE AS OF 9/30/08                      $   443,447,035
                                                             ===============

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.   SECURITY TRANSACTIONS

     Purchases of investments in Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund and sales of Portfolio Funds are recorded as of the last day of legal ownership or participation. Purchases and sales of other securities are accounted for on the trade-date basis. Realized gains and losses are recorded at the time of disposition of the respective investment on an average cost basis.

E.   INCOME RECOGNITION

     Investment income and expenses are recorded on the accrual basis. Realized gains and losses are calculated on the average cost basis.

F.   INCOME TAXES

     The Fund is treated as a partnership for federal income tax purposes. No federal or state taxes have been provided on profits of the Fund since the members (the "Members") are individually required to report on their own tax return their distributive share of the Fund's taxable income or loss.

     Effective  April  1,  2007,  the  Fund  adopted  the  Financial  Accounting
     Standards Board ("FASB") FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Fund has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Fund's financial statements. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the six months ended September 30, 2008. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. Federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

G.   CASH

     Cash represents cash and cash equivalents held at PFPC Trust Company, the Fund's custodian. At September 30, 2008, a total of $44,886,708 in cash was held at the Custodian. Of that

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G.   CASH (CONTINUED)

     amount, $704,094 was held in a segregated account related to the holdbacks on Members' withdrawals from the Fund.

H.   FUTURES

     The Fund's use of futures is primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. The contracts are marked to market monthly and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. The risk exists that losses could exceed amounts disclosed on the schedule of investments or statement of assets and liabilities. For the six months ended September 30, 2008, the Fund had not entered into any futures contracts.

I.   OPTIONS CONTRACTS

     An option gives the owner the right, but not the obligation, to buy or sell a specified item at a fixed price during a specified period for a nonrefundable fee (the "premium"). The maximum loss to the buyer is limited to the premium originally paid. The premiums paid for the purchase of these options are included in the statement of assets, liabilities and members' capital as an investment and subsequently marked-to-market to reflect the value of the options, with unrealized appreciation and depreciation included in the statement of operations.

     As a writer of options, the Fund receives a premium and bears the risk of unfavorable changes in the prices of the securities or index instruments underlying the options. Premiums received from writing put and call options which have not expired are presented in the liabilities section of the statement of assets, liabilities and members' capital and subsequently adjusted to the current market value of the options written, but not less than zero. If the current market value of an option exceeds the premium received, the excess is recorded as an unrealized loss and,

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I.   OPTIONS CONTRACTS (CONTINUED)

     conversely, if the premium exceeds the current market value, the excess, to the extent of premium received, is recorded as an unrealized gain. The risk exists that losses could exceed amounts disclosed on the schedule of investments or statement of assets and liabilities. For the six months ended September 30, 2008, the Fund had not written any options contracts.

3.   MEMBERS' CAPITAL

     As of the last day of each calendar month, the Fund allocates net profits or losses for that month to the capital accounts of all Members, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

     Net profits or net losses for a given fiscal period are measured by the net change in the value of the Members' capital of the Fund, including any net change in unrealized appreciation or depreciation of investments, realized income, gains or losses and accrued expenses (including the management fee paid by the Fund) over such fiscal period, before giving effect to any distributions and repurchases of Interests (or portions thereof) by the Fund as of the end of such period and any capital contributions made at the end of such period (such capital contributions being deemed to be made as of the next day).

     The Board, from time to time and in their complete and exclusive discretion, may determine to repurchase Interests from Members, including the Adviser, pursuant to written tenders by Members on such terms and conditions as the Board may determine. The Board offered to repurchase Interests from Members at June 30, 2008. The Interests redeemed pursuant to such tenders are shown in the Statements of Changes in Members Capital.

     Initial and additional applications for Interests by eligible Members may be accepted at such times as the Adviser may determine. The Fund reserves the right to reject any application for Interest in the Fund. Moneys accepted for investment in the Fund are held by PNC in escrow and deposited in a separate non-interest bearing account pending the next closing date. The moneys in the escrow account are invested in the Fund on that closing date.

     Effective September 1, 2008, Interests of the Fund placed by Banc of America Investment Services, Inc. are subject to a sales load (the "Sales Load") of 1.25% of the investment amount on investments of less than $500,000. There is no Sales Load on investments of $500,000 or more and will be applicable only to investors who make their first investment in the Fund on or after October 1, 2008. The Sales Load may be waived by the Fund for certain types of investors.

               Columbia Management Multi-Strategy Hedge Fund, LLC

4.   INVESTMENTS IN PORTFOLIO FUNDS

     The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of .75% to 3% (per annum) of net assets and performance/incentive fees or allocations of up to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Most of the Portfolio Funds have the contractual discretion to temporarily suspend redemptions in certain circumstances. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds are expected to make distributions (e.g., dividend payments to investors).

     For the six months ended September 30, 2008, aggregate purchases and sales of Portfolio Funds amounted to $226,019,786 and $11,171,447, respectively.

5.   CAPITAL COMMITMENTS OF THE FUND TO PORTFOLIO FUNDS

     As of September 30, 2008, the Fund had unfunded investment commitments to GSO Liquidity Partners, LP, and Blackstone Real Estate Special Situations Fund, LP, in the amounts of $746,829, and $1,986,531 respectively.

6.   MANAGEMENT FEE

     Pursuant to a management agreement between the Fund and Adviser, the Adviser is entitled to a management fee, paid monthly in arrears equal to an annual rate of 1.0% of the Members' ending monthly capital of the Fund before taking into consideration management fees. Pursuant to the terms of a subadvisory agreement between the Adviser and Subadviser, the Adviser pays a portion of the management fee that it receives from the Fund to the Subadviser. The Subadviser is also reimbursed by the Fund for out-of-pocket expenses incurred by the Subadviser related to the Fund, up to an annual limit of $25,000.

7.   INCENTIVE ALLOCATION

     An incentive allocation is calculated with respect to each Member on the last business day of a calendar year and upon repurchase of all or any portion of such Investor's Interest (an "Incentive Period"). An Incentive Period for each Member's Interest starts immediately following the preceding Incentive Period and ends on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Member's Interest; (iii) the withdrawal of the Adviser or Subadviser in connection with such party ceasing to serve as Adviser or Subadviser to the Fund; or (iv) the dissolution of the Fund. The aggregate incentive allocation (to the Special Members) for an Incentive Period equals 10% of the amount, if any, in excess of (a) profit net of losses (after taking into account expenses, including the management fee paid by the Fund) allocated to each Member's capital account for such Incentive

               Columbia Management Multi-Strategy Hedge Fund, LLC

7.   INCENTIVE ALLOCATION (CONTINUED)

     Period over (b) the greater of (i) the Member's Hurdle Rate Amount for that Incentive Period and (ii) the balance in the Member's Loss Carryforward as of the end of the prior Incentive Period.

     A Member's "Loss Carryforward" for the initial Incentive Period is zero and for each Incentive Period thereafter is equal to the Member's Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Member for the current Incentive Period. The "Hurdle Rate Amount" is the return a Member would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional contributions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period. The Hurdle Rate Amounts for June 30, 2008 and September 30, 2008 were 1.664% and 2.344% per annum, respectively. On June 30, 2008, there was no incentive allocation realized. No capital would have been reallocable to the Special Members had the Members' measurement period for incentive allocation closed on September 30, 2008.

     In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Member is treated as having two independent Interests in the Fund, one of which is being repurchased in its entirety. Allocations to the Investor and capital contributions made by the Member during the Incentive Period prior to such repurchase or distribution, and the Member's opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, will be allocated between the two Interests in proportion to the portion of the Member's Interest that is repurchased or distributed.

8.   ADMINISTRATION AND REGULATORY ADMINISTRATION FEES

     PFPC Trust Company (an affiliate of The PNC Financial Services Group) serves as custodian of the Fund's assets and provides custodial services for the Fund. PNC Global Investment Servicing, Inc. ("PNC"), formerly known as PFPC Inc. ("PFPC") (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services. The Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end Members' capital, subject to a monthly minimum fee.

9.   RELATED PARTY TRANSACTIONS

     Each Board member who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000 plus a fee of $1,000 for each meeting attended. Any Board member who is an "interested person" does not receive any annual fee or other fees from the Fund. Board members are reimbursed by the Fund for reasonable out-of-pocket expenses.

               Columbia Management Multi-Strategy Hedge Fund, LLC

9.   RELATED PARTY TRANSACTIONS (CONTINUED)

     Effective April 1, 2005, the Adviser provides a Chief Compliance Officer to the Fund at no cost to the Fund.

10.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
     CONCENTRATIONS OF CREDIT RISK AND OTHER RISKS

     In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. To date, the Fund had invested in such limited partnerships, limited liability companies and options.

     Because the Fund is a closed-end investment company, its Interests will not be redeemable at the option of Members and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at the members' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the Fund's investments in Portfolio Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Fund's members' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

     There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund. Some Portfolio Funds have suspended or restricted redemptions, which increases the illiquidity risk for the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

               Columbia Management Multi-Strategy Hedge Fund, LLC

11.  LITIGATION EVENT

     The events described below have not directly impacted the Fund or had any known material adverse effect on its financial position or results of operations.

     On February 9, 2005, the Distributor and certain other affiliates of the Adviser, including the former investment adviser to the Fund, entered into Assurances of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlements") and consented to the entry of cease-and-desist orders by the Securities and Exchange Commission (the "SEC") (the "SEC Orders") in connection with matters relating to mutual fund trading. Copies of the SEC Orders are available on the SEC website at http://www.sec.gov. Copies of the NYAG Settlements are available as part of the Bank of America Corporation Form 8-K filing of February 10, 2005.

     In connection with the events that resulted in the NYAG Settlements and SEC Orders, various parties filed suit against certain Columbia Funds
     (including former Nations Funds), the Trustees of the Columbia Funds (including Trustees of the former Nations Funds), FleetBoston Financial Corporation (the former parent of the Adviser) and certain of its affiliated entities and/or Bank of America Corporation and certain of its affiliated entities. More than 300 cases, including those filed against entities unaffiliated with the Columbia Funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities, were transferred to a multi-district proceeding in the Federal District Court in Maryland for consolidated or coordinated pretrial proceedings. The parties have reached settlements with respect to the claims in the actions concerning the Columbia Funds. All such settlements are subject to court approval.

     Certain other actions against certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities, alleging among other things excessive fees and inappropriate use of fund assets for distribution and other improper purposes, have been consolidated in the Massachusetts federal court as In re Columbia Entities Litigation on March 2, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the Adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

               Columbia Management Multi-Strategy Hedge Fund, LLC

12.  SUBSEQUENT EVENTS

     Subsequent to September 30, 2008, the Fund received additional capital contributions of $20,500,000.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the SEC website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended September 30, is available (i) without charge, upon request, by calling 1-888-786-9977; and
     (ii) on the SEC website at http://www.sec.gov.

               Columbia Management Multi-Strategy Hedge Fund, LLC

               Investment Contract Renewal Disclosure (unaudited)

BOARD ACTION WITH RESPECT TO ADVISORY AND SUBADVISORY AGREEMENTS

At a meeting held on September 19, 2008, the Board of Directors of Columbia Management Multi-Strategy Hedge Fund, LLC (the "Fund"), which consists only of Directors who are not "interested persons" of the Fund (as defined in the Investment Company Act of 1940, as amended), approved the continuation of the Fund's management agreement (the "Management Agreement") with Banc of America Investment Advisors, Inc. ("BAIA") and the subadvisory agreement (the "Subadvisory Agreement" and, together with the Management Agreement, the
"Advisory Agreements") with BAIA and Grosvenor Capital Management, L.P. ("Grosvenor") for an additional one-year period ending on October 31, 2009. At that meeting, the Board considered information and factors that it believed were relevant to the interests of the Fund's investors, and during its deliberations consulted with its independent legal counsel and with Fund counsel. In addition, at most of its other meetings throughout the year, the Board considers matters bearing on the Advisory Agreements.

The Directors received and reviewed all materials that they or their independent legal counsel believed to be reasonably necessary to evaluate the Advisory Agreements and determine whether to approve their continuation. Those materials included, among other items, (i) a report prepared by BAIA comparing the Fund's investment performance to the performance of a universe of registered funds of hedge funds compiled by an independent third party, including funds managed by third parties and another registered fund managed by BAIA (the "Third
Party-Identified Peer Group"), and the Fund's performance benchmark; (ii) a report prepared by BAIA comparing the Fund's advisory fees and other expenses, including information comparing the Fund's expenses to those of the Third Party-Identified Peer Group, and a report prepared by the independent third party comparing the Fund's expenses to those of the Third Party-Identified Peer Group; (iii) information about the profitability of the Management Agreement to BAIA and potential "fall-out" or ancillary benefits that BAIA and its affiliates may receive as a result of their relationships with the Fund; and (iv) information obtained through BAIA's and Grosvenor's response to a letter prepared at the request of the Directors by their independent legal counsel requesting certain information in connection with the renewal of the Fund's Advisory Agreements. The Board also considered other information such as (v) BAIA's financial results and BAIA's and Grosvenor's financial condition; and
(vi) BAIA's and Grosvenor's resources devoted to, and their respective records of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies. Throughout the process, the Directors had the opportunity to ask questions of, and request additional materials from, BAIA and Grosvenor and to consult with their independent legal counsel. The Board also referred to information about the Fund's investment process that it received from Grosvenor's investment professionals at previous meetings throughout the year.

In considering whether to approve the continuation of the Advisory Agreements, the Directors did not identify any single factor as determinative, and each weighed various factors as he deemed appropriate. The Directors considered the following matters in connection with their approval of the continuation of the Advisory Agreements:

               Columbia Management Multi-Strategy Hedge Fund, LLC

NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED. The Board considered the nature, quality and extent of the advisory services provided by BAIA and Grosvenor under the Advisory Agreements. It considered the investment approach Grosvenor employs, Grosvenor's research capabilities, the nature of BAIA's and Grosvenor's experience and resources, the experience of relevant BAIA and Grosvenor personnel, and BAIA's and Grosvenor's resources, practices and procedures designed to address regulatory compliance matters.

INVESTMENT PERFORMANCE. The Board reviewed the Fund's investment performance and the performance of the funds in the Third Party-Identified Peer Group. The Board reviewed the factors that Grosvenor identified as contributing to performance.

EXPENSE INFORMATION, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the fees payable under the Fund's Advisory Agreements and the fact that BAIA pays Grosvenor's subadvisory fees out of the advisory fees that BAIA receives from the Fund. The Board also considered the incentive allocation payable to Grosvenor and BAIA. The Board reviewed the Fund's fees and expenses and the fees and expenses of other comparable registered funds of hedge funds included in the Third Party-Identified Peer Group. The Board also considered information regarding the advisory fees paid by a similar registered fund of hedge funds managed by BAIA that was included in the Third Party-Identified Peer Group. The Board noted BAIA's stated justification for the advisory fees charged to the Fund, which included information about performance and services.

The Board reviewed the actual dollar amount of fees paid to BAIA and Grosvenor under the Advisory Agreements and BAIA's expenses in providing its services and, in this context, considered the fact that BAIA or its affiliates provide other services to the Fund and its investors and receive payment for these services. The Board also considered so-called "fall-out" benefits to BAIA, such as any incremental increase to its reputation derived from serving as investment adviser to the Fund.

In addition, the Board considered possible economies of scale with respect to the management of the Fund that might be realized at different Fund asset levels. In this regard, the Board considered the Fund's existing and reasonably foreseeable asset levels and information relating to BAIA's costs.

OTHER CONSIDERATIONS. The Board also considered the terms of the Advisory Agreements, including the applicable standard of care, and the structure of, and the method used to determine, the compensation of BAIA's and Grosvenor's portfolio managers. In addition, the Board considered the extent to which the Fund operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the Fund, BAIA and Grosvenor.

Based on these considerations and following deliberation and discussion, in open session with representatives of BAIA and Grosvenor and in executive session with independent legal counsel, the Directors concluded that (i) BAIA and Grosvenor had the capabilities, resources and

               Columbia Management Multi-Strategy Hedge Fund, LLC personnel necessary to fulfill their duties under the Advisory Agreements; (ii) the scope and quality of services provided under the Advisory Agreements are consistent with the Fund's operational requirements; (iii) the advisory fees paid to BAIA under the Management Agreement as well as the incentive allocation payable to BAIA were reasonable in light of the services that BAIA provides and the costs that BAIA incurs; (iv) the subadvisory fees paid to Grosvenor under the Subadvisory Agreement as well as the incentive allocation payable to Grosvenor were reasonable in light of the services that Grosvenor provides; (v) BAIA's profitability in providing advisory services to the Fund was reasonable; and (vi) there was no potential for economies of scale to be realized by BAIA and Grosvenor in managing the Fund given the current asset size of the Fund, although there was potential for economies of scale to be realized by BAIA and Grosvenor in the future should the Fund continue to experience significant asset growth. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Directors approved the continuance of the Advisory Agreements.

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual reports.



ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.



ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.



ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.   INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.



ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.


     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

     (a)(1)   Not applicable for semi-annual reports.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Columbia Management Multi-Strategy Hedge Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date                       December 3, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date                       December 3, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, Treasurer and Senior Vice President (principal financial officer)

Date                       December 3, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.